Long-Term Debt - Revolving Credit Facilities - Additional Information (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) credit_facility vessel	Dec. 31, 2023 USD ($) vessel credit_facility
Debt Instrument [Line Items]
Reduction in 2020		$ 177.8
Reduction in 2021		$ 608.0
Number of vessels | vessel		15	10
Subsequent Event
Debt Instrument [Line Items]
Line of Credit Facility, Increase (Decrease), Net	$ 15.0
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Number of credit facilities | credit_facility		1	1
Borrowings provided under revolving credit facilities		$ 350.0	$ 350.0
Undrawn amount of revolving credit facilities		$ 185.0	$ 160.0
Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		1.45%